Related Parties (Details Narrative)		9 Months Ended		12 Months Ended
	Mar. 21, 2024 USD ($)	Mar. 31, 2025 AUD ($)	Mar. 31, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Sep. 21, 2025 USD ($)	Jun. 21, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 AUD ($)	Mar. 21, 2025 USD ($)	Dec. 21, 2024 USD ($)	Sep. 21, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
IfrsStatementLineItems [Line Items]
Accrued interest					$ 1,004,319
First promissory note [member]
IfrsStatementLineItems [Line Items]
Accrued interest									$ 49,928					$ 49,928
Principal amounts related party	$ 450,000
Accrued unpaid interest										$ 112,500	$ 112,500	$ 112,500
Related party outstanding balance								$ 450,000	690,184				$ 450,000	690,184
Accrued interest														24,964
First promissory note [member] | Non adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Accrued unpaid interest							$ 112,500			$ 112,500	$ 112,500	$ 112,500
Second promissory note [member]
IfrsStatementLineItems [Line Items]
Accrued interest									24,964					24,964
Principal amounts related party	$ 500,000
Related party outstanding balance								$ 343,437	$ 526,744				$ 343,437	526,744
Accrued interest														$ 24,964
Second promissory note [member] | Non adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Accrued unpaid interest						$ 165,000	$ 165,000
JSKS enterprises pty ltd [member]
IfrsStatementLineItems [Line Items]
Related party interest rate		6.00%		6.00%
Energreen nutrition australia pty ltd., [Member]
IfrsStatementLineItems [Line Items]
Related party interest rate		6.00%		6.00%
Interest paid		$ 15,707	$ 49,560	$ 26,822	$ 82,916